Property, plant and equipment - Schedule of Plant, Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost	$ 8,417,772	$ 7,406,319
Accumulated depreciation	1,186,108	1,012,761
Net book value	7,231,664	6,393,558
Land
Property, Plant and Equipment [Line Items]
Cost	74,517	73,773
Accumulated depreciation	0	0
Net book value	74,517	73,773
Equipment and other
Property, Plant and Equipment [Line Items]
Cost	94,583	88,757
Accumulated depreciation	47,541	41,295
Net book value	47,042	47,462
Generation
Property, Plant and Equipment [Line Items]
Cost	2,816,611	2,470,279
Accumulated depreciation	540,118	450,230
Net book value	2,276,493	2,020,049
Generation | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	140,235	104,996
Accumulated depreciation	0	0
Net book value	140,235	104,996
Liberty Utilities Group
Property, Plant and Equipment [Line Items]
Cost	4,988,297	4,455,935
Accumulated depreciation	598,449	521,236
Net book value	4,389,848	3,934,699
Liberty Utilities Group | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	303,529	212,579
Accumulated depreciation	0	0
Net book value	$ 303,529	$ 212,579